Accruals and Other Payables - Schedule of Contract Liabilities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Contract Liabilities [Abstract]
Beginning balance	$ 7,530,159	$ 959,268
Addition	2,108,497	268,602	7,584,619
Recognized as revenue	(6,289,719)	(801,248)	(54,460)
Exchange alignment	11,550	1,471
Ending balance	$ 3,360,487	$ 428,093	$ 7,530,159